Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [line items]
Schedule of stock options

A summary of the status of the stock options and changes in the period is as follows:

	Options outstanding (000s)	Weighted average grant date fair value $	Weighted average exercise price $	Options exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2022	3,207	—	9.09	1,236	11.22
Options issued	1,362	1.80	2.41	—	—
Forfeited	(1,071)	9.02	9.07	—	—
Balance, December 31, 2023	3,498	—	5.56	1,499	8.18
Options issued	270	1.67	2.15	—	—
Exercised	(2)	8.83	2.12	—	—
Forfeited	(1,006)	8.26	7.05	—	—
Balance, December 31, 2024	2,760	—	2.69	1,543	3.06

Schedule of fair value of options granted

With the exception of performance-based stock options, the fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

Year ended
	December 31, 2024	December 31, 2023
Risk-free interest rate	2.73 - 3.51%	3.02 - 4.30%
Expected life	5 years	5 years
Expected volatility in market price of shares	91 - 92%	90 - 91%
Expected dividend yield	0%	0%
Expected forfeiture rate	0% - 15%	0% - 15%

Schedule of warrants

(d) Warrants

	Warrants outstanding (000s)	Weighted average exercise price $	Warrants exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2022	663	13.80	625	14.40
Warrants issued	89	2.79	—	—
Warrants expired	(394)	6.09	(394)	6.09
Balance, December 31, 2023	358	20.53	280	25.46
Warrants issued	500	2.15	—	—
Warrants exercised	—	—	—	—
Warrants expired	(89)	51.15	(89)	51.15
Balance, December 31, 2024	769	5.02	402	7.59